Share Capital - Schedule of Stock options, DSUs, RSUs, PSUs, and Warrants (Details) - Share Capital [Member]	6 Months Ended		12 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 $ / shares	Dec. 31, 2025 USD ($)	Dec. 31, 2025 $ / shares
Schedule of Stock options, DSUs, RSUs, PSUs, and Warrants [Line Items]
Balance, value	$ 23,748,571		$ 26,401,006
Granted / vested, value	3,130,295		11,916,208
Forfeited, value
Exercised, value	(3,568,206)		(13,482,373)
Expired / cancelled, value	(2,510,159)		(1,086,270)
Balance, value	$ 20,800,501		$ 23,748,571
Options [Member]
Schedule of Stock options, DSUs, RSUs, PSUs, and Warrants [Line Items]
Number of shares, balance	19,737,217		28,253,782
Weighted average exercise price, balance (in Dollars per share) | $ / shares		$ 1.32		$ 1.32
Balance, value	$ 14,052,954		$ 16,904,428
Number of shares, Granted / vested	450,000		1,671,030
Weighted average exercise price, Granted / vested (in Dollars per share) | $ / shares		1.03		4.51
Granted / vested, value	$ 460,147		$ 4,521,451
Number of shares, Forfeited
Weighted average exercise price, Forfeited (in Dollars per share) | $ / shares
Forfeited, value
Number of shares, Exercised			(9,237,595)
Weighted average exercise price, Exercised (in Dollars per share) | $ / shares				1.14
Exercised, value			$ (6,432,505)
Number of shares, Expired / cancelled	(2,345,000)		(950,000)
Weighted average exercise price, Expired / cancelled (in Dollars per share) | $ / shares		1.41		3.77
Expired / cancelled, value	$ (2,510,159)		$ (940,420)
Number of shares, Number of shares, balance	17,842,217		19,737,217
Weighted average exercise price, balance (in Dollars per share) | $ / shares		1.55		1.32
Balance, value	$ 12,002,942		$ 14,052,954
DSU [Member]
Schedule of Stock options, DSUs, RSUs, PSUs, and Warrants [Line Items]
Number of shares, balance	9,892,442		13,126,012
Balance, value	$ 9,109,269		$ 8,768,445
Number of shares, Granted / vested			1,839,685
Granted / vested, value	$ 957,025		$ 7,394,757
Number of shares, Forfeited
Forfeited, value
Number of shares, Exercised			(637,500)
Exercised, value	$ (2,572,420)		$ (6,908,083)
Number of shares, Expired / cancelled	(1,663,750)		(4,435,755)
Expired / cancelled, value			$ (145,850)
Number of shares, Number of shares, balance	8,228,692		9,892,442
Balance, value	$ 7,493,874		$ 9,109,269
RSU [Member]
Schedule of Stock options, DSUs, RSUs, PSUs, and Warrants [Line Items]
Number of shares, balance	2,032,500
Balance, value	$ 1,191,943
Number of shares, Granted / vested	1,128,594		2,145,000
Granted / vested, value	$ 1,713,123		$ 1,408,193
Number of shares, Forfeited	(187,500)
Forfeited, value	$ (106,211)
Number of shares, Exercised	(554,264)		(112,500)
Exercised, value	$ (995,786)		$ (216,250)
Number of shares, Expired / cancelled
Expired / cancelled, value
Number of shares, Number of shares, balance	2,419,330		2,032,500
Balance, value	$ 1,803,069		$ 1,191,943
PSU [Member]
Schedule of Stock options, DSUs, RSUs, PSUs, and Warrants [Line Items]
Number of shares, balance	200,000
Balance, value	$ 31,552
Number of shares, Granted / vested			200,000
Granted / vested, value	$ 101,981		$ 31,552
Number of shares, Forfeited
Forfeited, value
Number of shares, Exercised
Exercised, value
Number of shares, Expired / cancelled
Expired / cancelled, value
Number of shares, Number of shares, balance	200,000		200,000
Balance, value	$ 133,533		$ 31,552
Warrants [member]
Schedule of Stock options, DSUs, RSUs, PSUs, and Warrants [Line Items]
Number of shares, balance	20,000,000		23,125,000
Weighted average exercise price, balance (in Dollars per share) | $ / shares		0.2		0.2
Balance, value	$ 586,348		$ 728,133
Number of shares, Granted / vested
Weighted average exercise price, Granted / vested (in Dollars per share) | $ / shares
Granted / vested, value
Number of shares, Forfeited
Weighted average exercise price, Forfeited (in Dollars per share) | $ / shares
Forfeited, value
Number of shares, Exercised			(3,125,000)
Weighted average exercise price, Exercised (in Dollars per share) | $ / shares				0.23
Exercised, value			$ (141,785)
Number of shares, Expired / cancelled
Weighted average exercise price, Expired / cancelled (in Dollars per share) | $ / shares
Expired / cancelled, value
Number of shares, Number of shares, balance	20,000,000		20,000,000
Weighted average exercise price, balance (in Dollars per share) | $ / shares				$ 0.2
Balance, value	$ 586,348		$ 586,348